Research and Development License Agreement (Details Narrative) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Proceeds from Issuance of Common Stock										$ 151
General and Administrative Expense	$ 2,718	$ 3,115	$ 2,827	$ 430	$ 888	$ 1,515	$ 5,942	$ 2,403	8,660	2,833
Research and Development Expense	$ 3,093	$ 25	$ 128				$ 153		3,246
Astra Zeneca [Member]
Proceeds from Issuance of Common Stock									$ 1,500
Issuance of Common Stock, shares									9,504,465
General and Administrative Expense									$ 1,600
Research and Development Expense									$ 1,500